Filed Pursuant to Rule 497(e)
1933 Act File No. 333-170106
1940 Act File No. 811-22486

GPS Funds II

October 28, 2015

EXPLANATORY NOTE

On behalf of the GuidePath® Strategic Asset Allocation Fund, GuidePath® Tactical Constrained® Asset Allocation Fund, GuidePath® Tactical Unconstrained® Asset Allocation Fund, GuidePath® Absolute Return Asset Allocation Fund, GuideMark® Opportunistic Fixed Income Fund, GuideMark® Global Real Return Fund, GuidePath® Multi-Asset Income Asset Allocation Fund, GuidePath® Altegris® Diversified Alternatives Allocation Fund and GuidePath® Fixed Income Allocation Fund, each a series of GPS Funds II (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) under the Securities Act on October 13, 2015; such form of Supplement (Accession Number 0001137439-15-000170) is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE